CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income / (loss) | $	$ 769		$ (146)		$ 88
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation | $	49		69		60
Loss / (gain) on disposal of property, plant and equipment | $	(1,429)		5		(3)
Impairment loss on property, plant and equipment | $	54		10		0
Net gain on disposal of affiliate | $	0		0		(1,522)
Non-controlling interests in (loss) of subsidiaries | $	(367)		(64)		(149)
Equity in (profit) / loss of affiliates | $	(435)		(137)		932
Deferred tax expenses | $	92		37		34
Long-term operating lease liabilities | $	(122)		216		0
Operating lease right-of-use assets | $	173		(406)		0
Decrease / (increase) in current assets:
Accounts receivable, net | $	387		1,503		(1,281)
Prepayments and other current assets | $	(766)		(201)		119
Contract assets, net | $	239		458		(705)
Inventories | $	244		(185)		95
Increase / (decrease) in current liabilities:
Accounts payable | $	(1,520)		(986)		1,220
Other payables and accrued expenses | $	451		(108)		249
Contract liabilities | $	194		(501)		(350)
Income taxes payable | $	4		0		0
Current portion of long-term operating lease obligations | $	(52)		170		0
Taxes payable | $	0		0		(132)
Net cash (used in) / provided by operating activities | $	(2,035)		(266)		(1,345)
Cash flows from investing activities:
Purchase of property, plant and equipment | $	(11)		(21)		(85)
Proceeds from sale of property, plant and equipment | $	1,835		0		3
Dividend received from affiliates | $	71		0		276
Proceeds from sale of affiliate | $	0		0		4,889
Proceeds from sale of long-term investments | $	148		0		0
Purchase of long-term investments | $	0		(148)		0
Net cash (used in) / provided by investing activities | $	2,043		(169)		5,083
Cash flows from financing activities:
Repayments of bank borrowings | $	(1,008)		0		(1,509)
Proceeds from bank borrowings | $	804		565		1,412
Dividend paid | $	(1,299)		0		(1,443)
Net cash (used in) / provided by financing activities | $	(1,503)		565		(1,540)
Effect of exchange rate changes on cash and cash equivalents | $	(34)		(7)		(53)
Net (decrease) / increase in cash and cash equivalents and restricted cash | $	(1,529)		123		2,145
Cash, cash equivalents and restricted cash, beginning of year | $	6,720		6,597		4,452
Cash, cash equivalents and restricted cash, end of year | $	5,191		6,720		6,597
Cash breakdown
Cash, cash equivalents and restricted cash, end of year | $	5,191		6,597		4,452
Supplemental disclosure of cash flow information:
Cash paid during the period for income tax | $	0		0		0
Cash paid during the period for interest | $	12		4		7
Noncash investing activities:
Right-of-use assets obtained in exchange for new operating lease obligations | $	$ 0		$ 460		$ 0
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income / (loss)		¥ 13,500		¥ 4,358		¥ (26,227)
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation		6,359		6,556		11,755
Amortization of intangible asset		142		152		152
Amortization of land use right		159		149		149
Bad debts written off		0		5,383		13,946
Loss / (gain) on disposal of property, plant and equipment		0		(39)		0
Impairment loss on contract assets		1,399		0		0
Impairment loss on long-term investments		1,340		0		0
Impairment loss on property, plant and equipment		2,742		0		33,500
Increase in allowance for doubtful accounts		0		2,437		0
Investment loss		0		241		0
Proceeds from deferred government grant		0		2,349		0
Property, plant and equipment written off		0		14		6
Reversal of allowance for doubtful accounts		(6,463)		0		0
Change in non-current assets and liabilities:
Deferred government grant		2,545		0		0
Deferred tax assets		331		268		(7,969)
Decrease / (increase) in current assets:
Accounts receivable, net		26,620		11,432		12,987
Prepayments and other current assets		24,472		(6,369)		1,403
Contract assets, net		(14,932)		20,033		18,262
Inventories		3,366		6,208		3,154
Short-term investments		800		0		0
Increase / (decrease) in current liabilities:
Accounts payable		8,423		(17,272)		(20,785)
Other payables and accrued expenses		10,164		(8,795)		(3,295)
Contract liabilities		(8,763)		14,852		(11,731)
Other taxes payable		5,638		(1,577)		22
Current portion of long-term finance lease obligations		(11,263)		0		0
Tax paid		(9,223)		(4,299)		(8,796)
Net cash (used in) / provided by operating activities		57,356		36,081		16,533
Cash flows from investing activities:
Proceeds from investment		295		0		0
Purchase of property, plant and equipment		(577)		(1,584)		(913)
Proceeds from sale of property, plant and equipment		0		50		121
Proceeds from sale of long-term investments		0		0		133
Proceeds from sale of partial shareholding in a subsidiary		137		510		0
Proceeds from sale of subsidiaries		0		0		7,717
Purchase of intangible assets		(1,350)		0		(8)
Purchase of long-term investments		0		0		(111)
Purchase of short-term investments		0		(800)		0
Purchase of subsidiary		(5,100)		0		0
Net cash (used in) / provided by investing activities		(6,595)		(1,824)		6,939
Cash flows from financing activities:
Repayments of bank borrowings		(36,800)		(63,000)		(53,000)
Payment of principal obligations under finance leases		0		(29,668)		(28,615)
Proceeds from bank borrowings		30,000		44,841		65,000
Proceeds from issuance of shares		0		0		2,450
Dividend paid to shareholders and interest paid		(4,606)		0		(9,908)
Net cash (used in) / provided by financing activities		(11,406)		(47,827)		(24,073)
Net (decrease) / increase in cash and cash equivalents and restricted cash		39,355		(13,570)		(601)
Cash, cash equivalents and restricted cash, beginning of year		11,614		25,184		25,785
Cash, cash equivalents and restricted cash, end of year		50,969		11,614		25,184
Cash breakdown
Cash, cash equivalents and restricted cash, end of year		50,969		25,184		25,785
Supplemental disclosure of cash flow information:
Cash paid during the period for income tax		0		5,237		8,796
Cash paid during the period for interest		¥ 1,716		¥ 2,258		¥ 2,924